Note 5 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017
Basic
Net Income (Loss) Attributable to Parent, Total	$ 2,155,816	$ 122,929	$ 310,039	$ 170,620	$ (376,958)	$ (236,625)	$ (603,882)	$ (1,461,219)	$ 2,759,404	$ (2,678,684)
Weighted average common shares (in shares)									7,009,444	6,851,944
Dilutive
Net earnings (loss)	$ 2,155,816	$ 122,929	$ 310,039	$ 170,620	$ (376,958)	$ (236,625)	$ (603,882)	$ (1,461,219)	$ 2,759,404	$ (2,678,684)
Weighted average common shares and common share equivalents (in shares)									7,009,444	6,851,944